Note 19 - Income Taxes - Movement in Deferred Tax Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance	$ 115	$ 2,532
Recognized in profit or loss	(346)	(4,210)
Recognized in OCI	872	(638)
Other		2,431
Balance	641	115
Partnership income deferred for tax [member]
Statement Line Items [Line Items]
Balance	(3,542)	(6,249)
Recognized in profit or loss	3,542	2,707
Recognized in OCI
Other
Balance		(3,542)
Book to tax differences - customer contracts [member]
Statement Line Items [Line Items]
Balance	27,316	48,345
Recognized in profit or loss	(23,364)	(22,822)
Recognized in OCI	872	(638)
Other		2,431
Balance	4,824	27,316
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Balance	(17,586)	(36,578)
Recognized in profit or loss	17,586	18,992
Recognized in OCI
Other
Balance		(17,586)
Convertible debentures [member]
Statement Line Items [Line Items]
Balance	(6,073)	(2,986)
Recognized in profit or loss	1,890	(3,087)
Recognized in OCI
Other
Balance	$ (4,183)	$ (6,073)